Accumulated Other Comprehensive Income (Notes)	12 Months Ended
Jun. 30, 2014
Equity [Abstract]
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss)
The following table presents a roll forward of amounts recognized in accumulated other comprehensive income (loss) by component, net of tax of $218, for the years ended June 30, 2014 and June 30, 2013:

	Gains (Losses) on Cash Flow Hedges	Gains (losses) on available for sale securities	Losses on pension benefit obligation	Currency translation adjustments	Total
Balance as of June 30, 2012	$—	$—	$—	$(10,732)	$(10,732)
Other comprehensive income (loss) before reclassifications	483	—	—	(910)	(427)
Amounts reclassified from accumulated other comprehensive income (loss) to net income	(397)	—	—	—	(397)
Net current period other comprehensive income (loss)	86	—	—	(910)	(824)
Balance as of June 30, 2013	86	—	—	(11,642)	(11,556)
Other comprehensive income (loss) before reclassifications	(1,285)	9,246	(2,724)	8,036	13,273
Amounts reclassified from accumulated other comprehensive income (loss) to net income	396	—	—	—	396
Net current period other comprehensive income (loss)	(889)	9,246	(2,724)	8,036	13,669
Balance as of June 30, 2014	$(803)	$9,246	$(2,724)	$(3,606)	$2,113